Subordinated loans	12 Months Ended
Dec. 31, 2021
Subordinated loans [abstract]
Subordinated loans
18

Subordinated loans
Subordinated loans by group companies
In EUR million 2021 2020
ING Groep N.V. 15,890 13,150
ING Group companies 824 2,654
16,715 15,805
Subordinated loans issued by ING Groep N.V.

include bonds issued to raise Tier 1 and Tier 2 (CRD IV

eligible)
capital for ING Bank N.V.

Under IFRS these bonds are classified as liabilities and

for regulatory purposes, they are
considered capital. Subordinated loans issued by ING Group companies comprise, for the most part, subordinated loans which are subordinated to all current and future liabilities of ING Bank N.V.
In 2021 ING Groep N.V.

issued in June EUR
500

million
0.875

% Fixed Rate Subordinated Tier 2 Green Notes, in
September USD 1

billion
3.875 % and USD 1

billion
4.250 % Perpetual Additional Tier 1 Contingent Convertible
Capital Securities and in November EUR 1

billion
1.000 % Fixed Rate Subordinated Tier 2 Notes.
In 2021 ING Bank N.V.

redeemed in February EUR
1.5

billion
3.625 % Fixed Rate Subordinated Tier 2 notes on the
first call date. ING Groep N.V.

redeemed EUR
555

million, EUR
430

million and EUR
10

million Perpetual Debt
Securities in September.
Reference is made to Note 33 ‘Changes in liabilities arising from financing activities’ for further information on issuances and redemptions.
The average interest rate on subordinated loans is

3.75% (2020: 3.73%). The interest expense during the year
2021 was EUR 571

million (2020: EUR
612

million).